Acquisition of Spiral Toys LLC (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Operations of Spirals Toy LLC	For the twelve-month period ended December 31, 2014 the operations of Spiral consisted of the following:
12/31/2014
Sales	$290,480
Operating Expenses	(618,567)

Net Loss	$(328,087)